RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Rent expense	$ 95,258	$ 28,744	$ 26,938
Zhengzhou Company [Member]
Related Party Transaction [Line Items]
Rent expense		12,867	11,428
Business acquisition, loan		$ 318,332